Schedule of Other Payables (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Other Payables
Outsourcing fees	¥ 8,967	¥ 1,584
Professional fees	11,462	9,912
Marketing costs	8,216	4,596
Research and development costs	880	8,180
Income tax withholding	2,759	3,110
Compensations	11,925	16,070
Business tax payable		3,919
Others	18,225	10,779
Total other payables	¥ 62,434	¥ 58,150